UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Botti Brown Asset Management, LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA  94104

Form 13F File Number:	28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Donald S. Brown
Title:	Manager
Phone:	415-263-1890

Signature, Place and Date of Signing:

	\s\ Donald S. Brown			San Francisco, CA		Feb. 8, 2001
	Donald S. Brown				[City, State]			[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

None

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		86
Form 13F Information Table Value Total:		246,216


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

<Page


NAME OF ISSUER			TITLE OF	CUSIP		VALUE	   SHARES				INV.	VOTING AUTH
					CLASS				X1000						DISC	SOLE 		SHR 	NONE


NAME OF ISSUER
CLASS
CUSIP
VALUE
SHARES
SH/PRN
PUT/
CALL
INV.
DISC.
VOTING
AUTH





X1000




SOLE
SHARED
NONE
ACTRADE INTERNATIONAL LTD
COMM
00507P102
1593
72,217
SH

SOLE
72,217


ACXIOM CORP
COMM
5125109
1363
35,000
SH

SOLE
35,000


AIRNET COMMUNICATIONS CORP
COMM
00941P106
488
72,300
SH

SOLE
72,300


ANAREN MICROWAVE INC
COMM
32744104
2688
40,000
SH

SOLE
40,000


ANSYS INC
COMM
03662Q105
1938
172,300
SH

SOLE
172,300


AON CORP
COMM
37389103
5785
168,900
SH

SOLE
168,900


ASTROPOWER INC
COMM
04644A101
1867
59,500
SH

SOLE
59,500


AT ROAD INC
COMM
04648K105
56
25,000
SH

SOLE
25,000


AVIGEN INC
COMM
53690103
656
31,600
SH

SOLE
31,600


BARRA INC
COMM
68313105
1060
22,500
SH

SOLE
22,500


***BARRICK GOLD CORP
COMM
67901108
1037
63,300
SH

SOLE
63,300


BELL INDS INC
COMM
78107109
451
180,300
SH

SOLE
180,300


BORLAND SOFTWARE CORP
COMM
99849101
2331
421,400
SH

SOLE
421,400


CDI CORP
COMM
125071100
4110
281,000
SH

SOLE
281,000


CISCO SYSTEMS INC.
COMM
17275R102
1369
35,800
SH

SOLE
35,800


CITRIX SYS INC
COMM
177376100
405
18,000
SH

SOLE
18,000


CLAIRES STORES INC
COMM
179584107
7062
393,700
SH

SOLE
393,700


CLEAR CHANNEL COMMUN INC
COMM
184502102
341
7,050
SH

SOLE
7,050


CNA SURETY CORP
COMM
12612L108
3135
220,000
SH

SOLE
220,000


COMFORCE CORP
COMM
20038K109
55
31,400
SH

SOLE
31,400


COMMERCE GROUP INC MASS
COMM
200641108
3166
116,500
SH

SOLE
116,500


CONSOLIDATED GRAPHICS INC
COMM
209341106
2260
189,300
SH

SOLE
189,300


CRAIG CORP-CL A PREF
COMM
224174201
113
45,250
SH

SOLE
45,250


DEB SHOPS INC
COMM
242728103
6044
447,700
SH

SOLE
447,700


DOLLAR GENERAL CORP
COMM
256669102
409
21,668
SH

SOLE
21,668


DONNELLEY R R & SONS CO
COMM
257867101
3399
125,900
SH

SOLE
125,900


DRESS BARN INC
COMM
261570105
9132
314,900
SH

SOLE
314,900


EMS TECHNOLOGIES INC
COMM
26873N108
1247
107,300
SH

SOLE
107,300


FEDERAL AGRICULTURAL MORTGAGE
COMM
313148306
6781
290,100
SH

SOLE
290,100


FINISAR CORP
COMM
31787A101
1160
40,000
SH

SOLE
40,000


FINISH LINE INC-CL A
COMM
317923100
8045
1,362,200
SH

SOLE
1,362,200


HERLEY INDUSTRIES INC
COMM
427398102
4901
294,800
SH

SOLE
294,800


HIBERNIA CORP-CL A
COMM
428656102
1070
83,900
SH

SOLE
83,900


HOMESTAKE MINING CO
COMM
437614100
528
126,200
SH

SOLE
126,200


HOOPER HOLMES INC
COMM
439104100
10198
922,100
SH

SOLE
922,100


HOT TOPIC INC
COMM
441339108
263
16,000
SH

SOLE
16,000


HYPERCOM CORP
COMM
44913M105
156
50,000
SH

SOLE
50,000


INSITE VISION INC
COMM
457660108
307
102,200
SH

SOLE
102,200


INTEL CORP
COMM
458140100
1142
38,000
SH

SOLE
38,000


INTERWOVEN INC
COMM
46114T102
290
4,400
SH

SOLE
4,400


INVIVO CORP
COMM
461858102
2913
308,650
SH

SOLE
308,650


KAISER VENTURES INC
COMM
483100103
2488
248,800
SH

SOLE
248,800


KELLOGG CO
COMM
487836108
1523
58,000
SH

SOLE
58,000


LEVEL 8 SYS INC
COMM
52729M102
98
16,000
SH

SOLE
16,000


LINDSAY MANUFACTURING CO
COMM
535555106
6808
300,900
SH

SOLE
300,900


***L M ERICSSON TELEPHONE CO
COMM
294821400
112
10,000
SH

SOLE
10,000


M & F WORLDWIDE CORP
COMM
552541104
1811
467,400
SH

SOLE
467,400


MEDICAL ASSET MANAGEMENT INC
COMM
58449R107
1
50,000
SH

SOLE
50,000


MICRO LINEAR CORP
COMM
594850109
1492
373,100
SH

SOLE
373,100


MICROSOFT CORP
COMM
594918104
1449
33,400
SH

SOLE
33,400


***MUTUAL RISK MANAGEMENT LTD
COMM
628351108
4699
309,400
SH

SOLE
309,400


NASDAQ 100 SHARES
COMM
631100104
8756
150,000
SH

SOLE
150,000


NATURES SUNSHINE PRODS INC
COMM
639027101
2298
337,300
SH

SOLE
337,300


NAUTICA ENTERPRISES INC
COMM
639089101
15902
1,043,800
SH

SOLE
1,043,800


NAVIGANT CONSULTING INC
COMM
63935N107
2182
572,300
SH

SOLE
572,300


NETWORKS ASSOCIATES INC
COMM
640938106
2094
500,000
SH

SOLE
500,000


NEWMONT MINING CORP
COMM
651639106
1072
62,800
SH

SOLE
62,800


NEXMED INC
COMM
652903105
1799
224,900
SH

SOLE
224,900


NYMAGIC INC
COMM
629484106
6757
358,000
SH

SOLE
358,000


OFFICE DEPOT INC
COMM
676220106
1914
268,700
SH

SOLE
268,700


***PARTNERRE LTD
COMM
G6852T105
3135
51,400
SH

SOLE
51,400


PHARMCHEM LABORATORIES INC
COMM
717133102
1882
590,550
SH

SOLE
590,550


PITTSTON BRINKS GROUP
COMM
725701106
11943
600,900
SH

SOLE
600,900


QUIDEL CORP
COMM
74838J101
629
125,000
SH

SOLE
125,000


REMEDY CORP
COMM
759548100
2400
144,900
SH

SOLE
144,900


REPEATER TECHNOLOIES, INC.
COMM
885673499
291
181,818
SH

SOLE
181,818


RIGHT MANAGEMENT CONSULTANTS
COMM
766573109
5868
372,600
SH

SOLE
372,600


ROSS STORES INC
COMM
778296103
8733
517,500
SH

SOLE
517,500


SAFECO CORP
COMM
786429100
6246
190,000
SH

SOLE
190,000


SCHERING PLOUGH CORP
COMM
806605101
545
9,600
SH

SOLE
9,600


SDL INC
COMM
784076101
1334
9,000
SH

SOLE
9,000


SIGNAL TECHNOLOGY CORP
COMM
826675100
3016
301,600
SH

SOLE
301,600


SPECTRUM CONTROL INC
COMM
847615101
1801
179,000
SH

SOLE
179,000


SPRINT CORP
COMM
852061100
1219
60,000
SH

SOLE
60,000


STARWOOD LODGING TR-COMBINED
COMM
85590A203
2162
61,336
SH

SOLE
61,336


SUNRISE TECHNOLOGIES INC
COMM
86769L103
312
175,000
SH

SOLE
175,000


SYMANTEC CORP
COMM
871503108
6091
182,500
SH

SOLE
182,500


TELAXIS COMMUNICATIONS CORP
COMM
879202109
1715
946,285
SH

SOLE
946,285


ULTRAMAR DIAMOND SHAMROCK CORP
COMM
904000106
3016
97,700
SH

SOLE
97,700


VENTANA MEDICAL SYSTEMS INC
COMM
92276H106
1203
65,000
SH

SOLE
65,000


VERIZON COMMUNICATIONS
COMM
92343V104
325
6,477
SH

SOLE
6,477


VORNADO REALTY TRUST
COMM
929042109
9444
246,500
SH

SOLE
246,500


YORK INTERNATIONAL CORP NEW
COMM
986670107
7512
244,800
SH

SOLE
244,800


ZENGINE INC
COMM
98935C107
366
53,200
SH

SOLE
53,200


CALL NASDAQ 100 JAN 55
COMM
6311021AK
288
500
SH
CALL
SOLE
500


PUT ANADARKO PETROLEUM JAN 75
COMM
0325111MO
171
300
SH
PUT
SOLE
300
























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